INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,249,000	$ 990,000
Temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities have not been recognised	15,000	2,441,000
Deductible Temporary Diferences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	143,000	0
Deductible Temporary Diferences | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	143,000	0
Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	143,000	332,000
Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	143,000	332,000
Non-Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	963,000	658,000
Non-Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 573,000	$ 323,000